UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   --------

                                   FORM N-CSR
                                   --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                   --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.



     MAN-GLENWOOD LEXINGTON
     ASSOCIATES PORTFOLIO, LLC
     FINANCIAL STATEMENTS FOR THE SIX-MONTH
     PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND
     REPORT OF INDEPENDENT REGISTERED PUBLIC
     ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
-------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS (Unaudited):

   Schedule of Investments                                                   2-3

   Statement of Assets and Liabilities                                        4

   Statement of Operations                                                    5

   Statements of Changes in Net Assets                                        6

   Statement of Cash Flows                                                    7

   Notes to Financial Statements                                            8-11




Beginning on the fiscal quarter ended December 31, 2004, the Fund will file the complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2004, the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2004. We conducted our review in accordance with STATEMENTS ON STANDARDS FOR ACCOUNTING AND REVIEW SERVICES issued by the American Institute of Certified Public Accountants. All information presented in these interim financial statements is the responsibility of the Company's management.

A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.





/s/ Deloitte & Touche LLP

November 16, 2004



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------

   [pie chart omitted]
                                                                                Multi-Strategy - 22.6%
   INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS                    Equity High Hedge - 18.3%
                                                                                Sector High Hedge - 12.1%
                                                                                Convertible Arbitrage - 10.7%
                                                                                Mergers & Reorganizations - 9.1%
                                                                                Distressed - 6.5%
                                                                                International High Hedge - 4.3%
                                                                                Equity Variable Hedge - 2.4%
                                                                                Equity Long Biased - 2.4%
                                                                                Commodities & Futures - Discretionary - 1.9%
                                                                                Commodities & Futures - Systematic - 1.9%
                                                                                Equity Balanced - Fundamental - 1.8%
                                                                                International Long Biased - 1.4%
                                                                                Equity Trading - 1.3%
                                                                                International Variable Hedge - 1.3%
                                                                                Equity Balanced - Quantative - 1.1%
                                                                                Equity Short - 0.9%


FUND                                                                          COST              FAIR VALUE     %

Advisory European Equity Market Neutral Fund L.P.                         $ 1,400,000          $ 1,401,003   1.30%
Akanthos Arbitrage Fund L.P.                                                2,250,000            2,267,106   2.10%
Akela Capital Partners, L.P.                                                1,200,000            1,309,423   1.21%
Alson Signature Fund I, L.P.                                                1,100,000            1,157,430   1.07%
Amaranth Partners, L.L.C.                                                   4,750,000            5,133,408   4.75%
Arience Capital Partners I L.P.                                             2,250,000            2,250,632   2.08%
Aristeia Partners L.P.                                                      1,100,000            1,134,847   1.05%
BBT Partners, L.P.                                                          4,297,419            4,528,350   4.19%
Black Diamond Arbitrage Partners L.P.                                       1,325,000            1,308,944   1.21%
Black Diamond Energy Partners L.P.                                          1,925,000            1,884,398   1.74%
Blue Coast Partners II L.P.                                                 1,700,000            1,630,549   1.51%
BR Opportunity Fund L.P.                                                      950,000              951,532   0.88%
Castlerigg Partners, L.P.                                                   1,962,719            2,258,474   2.09%
Catequil Partners, L.P.                                                     1,953,161            2,086,840   1.93%
Cerberus Partners, L.P.                                                     1,144,204            1,492,144   1.38%
Coatue Qualified Partners, L.P.                                             1,219,586            1,234,052   1.14%
Deephaven Event Arb Fund L.L.C.                                             1,700,000            1,694,881   1.57%
Deephaven Market Neutral Fund L.L.C.                                        4,225,000            4,312,545   3.99%
Digilog Major Markets Fund L.P.                                               400,000              314,255   0.29%
Double Black Diamond L.P.                                                   2,098,619            2,332,714   2.16%
Exis Differential Partners, LP                                              1,100,000            1,015,427   0.94%
Exis Integrated Partners, L.P.                                                440,478              435,998   0.40%
Ferox Fund, L.P.                                                              966,964            1,024,837   0.95%
FrontPoint Value Discovery Fund, L.P.                                       3,375,000            3,398,288   3.14%
Galante Partners, L.P.                                                        812,064              627,105   0.58%
Grace Convertible Arbitrage L.P.                                            1,200,000            1,265,102   1.17%

                                                                                                           (Continued)

                                     -2-


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED)(UNAUDITED)
SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------


FUND                                                                      COST              FAIR VALUE         %


Horizon Portfolio L.P.                                                    $ 1,975,000          $ 1,770,241   1.64%
Intrepid Capital Fund (QP), L.P.                                              727,867              845,426   0.78%
Itros II QP, L.P.                                                             537,088              580,913   0.54%
Joho Partners, L.P.                                                         1,490,990            1,404,261   1.30%
Karsh Capital II L.P.                                                       2,400,000            2,585,346   2.39%
KiCap Network Fund, L.P.                                                    2,012,162            2,160,664   2.00%
King Street Capital, L.P.                                                   2,166,109            2,835,194   2.62%
Lydian Partners II, L.P.                                                    1,267,182            1,631,166   1.51%
Mako Europe Fund, L.P                                                       1,200,000            1,289,965   1.19%
Minot Capital II L.P.                                                       2,275,000            2,193,581   2.03%
OZ Domestic Partners II L.P.                                                4,300,000            4,363,089   4.03%
Pegasus Fund Limited                                                        1,475,000            1,495,343   1.38%
PHZ Global Fund L.P.                                                          800,000              815,087   0.75%
PHZ Long/Short Equity Fund L.L.C.                                             475,000              461,582   0.43%
Prism Partners I, L.P.                                                      2,423,270            2,737,697   2.53%
Purchase Associates II, L.P.                                                1,200,000            1,284,438   1.19%
RedSky Horizon Fund L.P.                                                    2,000,000            1,953,005   1.81%
Rockbay Capital Institutional Fund L.L.C.                                   1,125,000            1,141,375   1.06%
Rosehill Japan Fund L.P.                                                    2,000,000            1,913,744   1.77%
Royal Coachman, L.P.                                                          319,601              266,867   0.25%
Satellite Fund II, L.P.                                                     1,672,686            2,026,299   1.87%
Silverback Partners L.P.                                                    1,100,000            1,173,986   1.09%
SLS Investors, L.P.                                                         1,400,000            1,363,264   1.26%
Spring Point Institutional Partners, L.P.                                   2,053,605            2,176,610   2.01%
Stadia Capital Partners (QP), L.P.                                          1,700,000            1,719,233   1.59%
Suttonbrook Capital Partners, L.P.                                          2,825,000            2,828,925   2.62%
Thales Fund, L.P.                                                             696,258              756,093   0.70%
Tosca                                                                       1,410,852            1,659,216   1.53%
Trivium Institutional Onshore Fund L.P.                                     1,000,000            1,008,343   0.93%
Trivium Onshore Fund L.P.                                                   1,700,000            1,723,732   1.59%
Ursa Partners, L.P.                                                           390,155              290,946   0.27%
Vardon Partners II L.P.                                                     2,700,000            2,734,675   2.53%
Walker Smith Capital (QP), L.P.                                               661,970              790,106   0.73%
Zaxis Equity Neutral L.P.                                                   2,575,000            2,525,075   2.34%
                                                                        -------------       --------------  -------

Total Investments                                                       $ 104,050,009        $ 108,214,255  100.09%
                                                                        =============

Less: liabilities in excess of other assets                                                        (93,885)  (0.09)%
                                                                                            --------------  -------

Net Assets                                                                                  $  108,120,370  100.00%
                                                                                            ==============  =======

See notes to financial statements.                                                                         (Concluded)



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------


ASSETS:
  Investments--at fair value (cost--$104,050,009)                                                       $108,214,255
  Cash and cash equivalents                                                                               12,166,853
  Fund investments made in advance                                                                         4,455,000
  Receivable for investments sold                                                                            192,988
  Other assets                                                                                                57,204
                                                                                                        ------------
           Total assets                                                                                  125,086,300
                                                                                                        -------------

LIABILITIES:
  Capital contributions received in advance                                                               11,272,635
  Capital withdrawals payable                                                                              5,103,824
  Management fee payable                                                                                     455,073
  Accrued professional fees payable                                                                           85,389
  Administrative fee payable                                                                                  31,259
  Other liabilities                                                                                           17,750
                                                                                                        ------------
           Total liabilities                                                                              16,965,930
                                                                                                        ------------

NET ASSETS                                                                                              $108,120,370
                                                                                                        ============

COMPONENTS OF NET ASSETS:
  Represented by:
    Capital transactions--net                                                                           $105,058,249
    Accumulated net investment loss                                                                       (2,344,436)
    Accumulated realized gain on investments                                                               1,242,311
    Accumulated net unrealized appreciation on investments                                                 4,164,246
                                                                                                        ------------

NET ASSETS                                                                                              $108,120,370
                                                                                                        ============

NET ASSET VALUE PER UNIT:
  (Net assets divided by 99,472.8540 units of beneficial interest)                                       $  1,086.93
                                                                                                         ===========


See notes to financial statements.



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest                                                                                               $     9,864
  Other income                                                                                                23,370
                                                                                                         -----------
TOTAL INVESTMENT INCOME                                                                                       33,234
                                                                                                         -----------

EXPENSES:
  Management fee                                                                                             782,158
  Professional fees                                                                                          138,986
  Administrative fee                                                                                          46,260
  Directors fee                                                                                               14,000
  Custody fee                                                                                                  4,471
  Other                                                                                                        2,866
                                                                                                         -----------
           Total expenses                                                                                    988,741

  Less contractual expenses waiver                                                                           (94,497)
                                                                                                         -----------
           Net expenses                                                                                      894,244

NET INVESTMENT LOSS                                                                                         (861,010)
                                                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                                           450,489
  Net change in unrealized depreciation on investments                                                      (835,068)
                                                                                                         -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                             (384,579)
                                                                                                         ------------

DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                                        $(1,245,589)
                                                                                                         ============


See notes to financial statements.



MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 AND THE
YEAR ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------

                                                                              SIX-MONTH                     YEAR
                                                                             PERIOD ENDED                   ENDED
                                                                          SEPTEMBER 30, 2004            MARCH 31, 2004
(DECREASE)/INCREASE IN NET ASSETS
  FROM INVESTMENT ACTIVITIES:
  Net investment loss                                                     $      (861,010)               $(1,121,186)
  Net realized gain on investments                                                450,489                    645,940
  Net change in unrealized (depreciation) appreciation                           (835,068)                 3,916,580
    on investments                                                        ----------------               -----------

           Net (decrease) increase in net assets from
             investment activities                                             (1,245,589)                 3,441,334
                                                                          ---------------                -----------
CAPITAL TRANSACTIONS:
  Capital contributions                                                        59,862,888                 45,384,780
  Capital redemptions                                                          (7,720,599)               (37,500,000)
                                                                          ---------------                -----------

NET CAPITAL TRANSACTIONS                                                       52,142,289                  7,884,780

NET ASSETS--Beginning of period                                                57,223,670                 45,897,556
                                                                          ---------------                -----------
NET ASSETS--End of period                                                 $   108,120,370                $57,223,670
                                                                          ===============                ===========




MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
  Decrease in net assets from investment activities                                                      $(1,245,589)
  Adjustments to reconcile net decrease in net assets
    from investment activities to net cash used in operating activities:
    Net purchases of investments                                                                         (50,478,545)
    Decrease in net unrealized depreciation on investments                                                   835,068
    Increase in realized gain on investments                                                                (450,489)
    Increase in fund investments made in advance                                                          (4,455,000)
    Decrease in due from Adviser                                                                             135,097
    Decrease in receivable for investments sold                                                              200,161
    Increase in other assets                                                                                 (48,803)
    Increase in management fee payable                                                                       182,047
    Increase in administrative fee payable                                                                     8,759
    Decrease in accrued professional fees payable                                                            (18,865)
    Increase in other liabilities                                                                              7,081
                                                                                                         -----------
           Net cash used in operating activities                                                         (55,329,078)
                                                                                                         -----------


FINANCING ACTIVITIES:
   Capital contributions                                                                                  59,862,888
   Capital withdrawals                                                                                    (7,720,599)
   Decrease in capital withdrawals payable                                                                (7,396,176)
   Increase in capital received in advance                                                                11,272,635
                                                                                                         -----------

           Net cash provided by financing activities                                                      56,018,748
                                                                                                         -----------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                                    689,670

CASH AND CASH EQUIVALENTS--Beginning of period                                                            11,477,183
                                                                                                         -----------

CASH AND CASH EQUIVALENTS--End of period                                                                 $12,166,853
                                                                                                         ===========


See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

      The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multistrategy, multimanager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

      Glenwood Capital Investments, L.L.C. serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      SEI Investments Global Funds Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. Its appointment was approved by the Board on January 20, 2003. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

      The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS--The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2004, no dividends or distributions were declared or paid by the Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon profits earned by the Company. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2004, fees for these services ranged from 0% to 3.0% annually for management fees and 15% to 50% for incentive fees and allocations.

      The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES--The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse expenses in excess of 2.00% of net assets for the period March 31, 2004 through September 30, 2004. The Adviser is contractually obligated to reimburse expenses in excess of 2.00% of the aggregate net assets of the Company through December 31, 2005.

      INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      INCOME TAXES--The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3.    INVESTMENT TRANSACTIONS

      For the six-month period ended September 30, 2004, the Company made purchases of $55,225,000 and sales of $4,746,455 of investments.

      At September 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At September 30, 2004, accumulated net unrealized appreciation on investments was $4,164,246 consisting of $5,413,411 gross unrealized appreciation and $1,249,165 gross unrealized depreciation.

4.    BANK BORROWINGS

      The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the Advisers Act. There were no borrowings outstanding as of September 30, 2004.

5.    DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

      At September 30, 2004, the Company had no direct commitments to purchase or sell securities, financial instruments or commodities relating to forward or futures contracts. The Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

6.    FINANCIAL HIGHLIGHTS



      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                     PERIOD
                                                                                                   JANUARY 21,
                                                           SIX-MONTH                                  2003
                                                         PERIOD ENDED         YEAR ENDED          (INCEPTION)TO
                                                       SEPTEMBER 30, 2004    MARCH 31, 2004      MARCH 31, 2003
      Net asset value--beginning of period               $    1,103.65         $  1,036.59         $   1,000.00
      Net investment loss                                       (10.67)             (22.03)              (11.48)
      Realized and unrealized (loss) gain on
      investments                                                (6.05)              89.09                48.07
                                                         -------------         -----------          -----------
      Total from operations                                     (16.72)              67.06                36.59
                                                         -------------         -----------          -----------

      Net asset value--end of period                     $    1,086.93         $  1,103.65         $  1,036.59
                                                         =============         ===========         ===========

      Net assets--end of period                          $ 108,120,370         $57,223,670        $ 45,897,556
      Ratio of net investment loss to average net
      assets (3)                                                 (1.93)%(1)(4)       (1.94)%(5)           (1.78)%(6)
      Ratio of expenses to average net assets (3)                 2.00%(1)(4)         2.00%(5)             1.95%(6)
      Total return                                               (1.51)%(2)           6.47%(2)             3.66%(2)
      Portfolio Turnover                                          5.89 %(2)          24.93 %              35.09 %


(1)   Annualized.
(2)   Not annualized.
(3) Ratio of expenses does not include management fees and incentive fees earned by the adviser of the underlying investment funds of the Portfolio Company.
(4) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.21%, respectively.
(5) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.40%) and 2.47%, respectively.
(6) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03%) and 2.20%, respectively.

                                                                ******

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC


                                            By:    /s/John B. Rowsell
                                                   -----------------------------
                                                   John B. Rowsell
                                                   Principal Executive Officer

                                            Date:  November 30, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                            By:    /s/John B. Rowsell
                                                   ---------------------------
                                                   John B. Rowsell
                                                   Principal Executive Officer

                                            Date:  November 30, 2004


                                            By:    /s/ Alicia Derrah
                                                   ---------------------------
                                                   Alicia Derrah
                                                   Principal Financial Officer

                                            Date:  November 30, 2004

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended